SCHWAB CAPITAL TRUST

Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
(each, a fund and collectively, the funds)
Supplement dated June 21, 2024, to the funds’ currently effective
Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.
Effective June 21, 2024, several of the underlying funds (Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund) (each an “Underlying Fund”) that the funds invest in will be undergoing changes. Each Underlying Fund’s comparative index will be changed from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index. Additionally, there will be changes to each Underlying Fund’s name and investment objective.
Accordingly, effective June 21, 2024, the Statutory Prospectus is revised as follows:
1.
Schwab MarketTrack All Equity Portfolio

Under the “Principal Investment Strategies” section: The fourth paragraph is deleted in its entirety.
2.
Schwab MarketTrack Growth Portfolio

Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.
3.
Schwab MarketTrack Balanced Portfolio

Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.
4.
Schwab MarketTrack Conservative Portfolio

Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.
5.
Investment Objectives, Strategies and Risks section: The “Asset Allocation” table is deleted and replaced in its entirety with the following:

Schwab MarketTrack Portfolios

Allocation and Underlying Fund	All Equity Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio
U.S. Large-Cap	✓	✓	✓	✓
Schwab® S&P 500 Index Fund. Seeks to track the total return of the S&P 500 Index. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in the S&P 500 Index.
Schwab® Fundamental U.S. Large Company Index Fund. Seeks investment results that correspond generally (before fees and expenses) to the total return of the RAFI Fundamental High Liquidity US Large Index. Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index.
Schwab® U.S. Large-Cap Growth Index Fund. Seeks to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks. Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index.
U.S. Small-Cap	✓	✓	✓	✓
Schwab Small-Cap Index Fund®. Seeks to track the performance of a benchmark index that measures the total return of small capitalization U.S. stocks. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks; typically, the actual percentage is considerably higher.
Schwab® Fundamental U.S. Small Company Index Fund. Seeks investment results that correspond generally (before fees and expenses) to the total return of the RAFI Fundamental High Liquidity US Small Index. Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index.

Allocation and Underlying Fund	All Equity Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio
International Large-Cap ✓ ✓ ✓ ✓
Schwab International Index Fund®. Seeks to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. The fund generally invests in stocks that are included in the MSCI EAFE® Index. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investments purposes) in these stocks; typically, the actual percentage is considerably higher.
Schwab® Fundamental International Equity Index Fund. Seeks investment results that correspond generally (before fees and expenses) to the total return of the RAFI Fundamental High Liquidity Developed ex US Large Index. Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index.
International Small-Cap ✓ ✓ ✓ ✓
Schwab® Fundamental International Small Equity Index Fund. Seeks investment results that correspond generally (before fees and expenses) to the total return of the RAFI Fundamental High Liquidity Developed ex US Small Index. Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index.
Emerging Markets ✓ ✓ ✓ ✓
Schwab® Fundamental Emerging Markets Equity Index Fund. Seeks investment results that correspond generally (before fees and expenses) to the total return of the RAFI Fundamental High Liquidity Emerging Markets Index. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index, including depositary receipts representing securities of the index; which may be in the form of American Depositary receipts (ADRs), Global Depositary receipts (GDRs) and European Depositary receipts (EDRs).
Fixed Income ✓ ✓ ✓
Schwab® U.S. Aggregate Bond Index Fund. Seeks to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. The fund generally invests in securities that are included in the Bloomberg US Aggregate Bond Index. Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index, including “to-be-announced” or “TBA” transactions.
Schwab® Short-Term Bond Index Fund. Seeks to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment grade government related and corporate bonds with maturities between 1-5 years. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index.
Real Estate ✓ ✓ ✓ ✓
Schwab® U.S. REIT ETF. Seeks to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts classified as equities. The fund invests, under normal circumstances, at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index.
Money Market Funds ✓ ✓ ✓
Schwab® Government Money Fund. Seeks the highest current income consistent with stability of capital and liquidity. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash).
Schwab® Treasury Obligations Money Fund. Seeks current income consistent with stability of capital and liquidity. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash).
Schwab® Variable Share Price Money Fund. Seeks current income consistent with stability of capital and liquidity. The fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG124684-00 (06/24)
00301127